RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Balances with Related Parties) (Details) - C. Mer Industries Ltd - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Accrued expenses	$ 339	$ 846
Trade payable	$ 1,170